Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Statement [Abstract]
Revenue from Related Parties	¥ 621,845	$ 95,302	¥ 447,350	¥ 473,590
Related Parties Amount In Cost Of Revenue	61,566	9,435	41,591	24,771
Provision for doubtful accounts	95,683	14,664	36,676	2,215
Operating Expenses, Related Party Costs	99,763	15,289	67,810	74,302
Interest Income, Related Party	¥ 63,558	$ 9,741	¥ 47,459	¥ 50,968
No of ordinary shares per Ads after division	4	4